Pension Plans and Postretirement Benefits (Information On Our Pension Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Benefit obligation	$ 805	$ 638	$ 197
Fair value of plan assets	403	176	183
Plan funded status and recorded benefit obligation	(402)	(462)	(14)
Portion of benefit obligation not yet recognized in benefits expense	151	137	51
Benefits expense	163	117	1
Discount rate			5.25%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.00%	6.50%	8.00%
Pension Benefits [Member] | Minimum [Member]
Discount rate	3.25%	4.75%
Pension Benefits [Member] | Maximum [Member]
Discount rate	4.25%	5.25%
Postretirement Benefits [Member]
Benefit obligation	703	618	424
Plan funded status and recorded benefit obligation	(703)	(618)	(424)
Portion of benefit obligation not yet recognized in benefits expense	17	(17)	(18)
Benefits expense	$ 60	$ 47	$ 50
Discount rate	4.25%	4.75%	5.50%